As filed with the Securities and Exchange Commission on November 15, 2013

File Nos. 2-29901

811-01716

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 142	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 121	☒

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas

New York, New York 10105

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code:

(800) 221-5672

Emilie D. Wrapp

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Copies of communications to:

Kathleen K. Clarke

Seward & Kissel LLP

901 K Street, NW

Suite 800

Washington, DC 20001

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 15, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 142 relates solely to the Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, as applicable, of the AllianceBernstein Small Cap Growth Portfolio and the Class A, Class C, Advisor Class, Class R, Class K and Class I shares, as applicable, of the AllianceBernstein International Discovery Equity Portfolio. No information in the Registrant’s Registration Statement relating to the Class A, Class C, Class R, Class K, Class I and Advisor Class shares, as applicable, of the AllianceBernstein Market Neutral Strategy – U.S., the Class A, Class C, Class R, Class K, Class I and Advisor Class shares, as applicable, of the AllianceBernstein Market Neutral Strategy – Global, the Class A, Class C, Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares, as applicable, of the AllianceBernstein Dynamic All Market Fund, the Class A, Class C, Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares, as applicable, of the AllianceBernstein Dynamic All Market Plus Fund, the Class A, Class C, Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares, as applicable, of the AllianceBernstein Emerging Markets Multi-Asset Portfolio, the Class A, Class C, Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares, as applicable, of the AllianceBernstein Select US Equity Portfolio, the Class A, Class C, Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares, as applicable, of the AllianceBernstein Emerging Markets Equity Portfolio and the Class A, Class C, Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares, as applicable, of the AllianceBernstein Select US Long/Short Portfolio is amended or superseded.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 15th day of November, 2013.

ALLIANCEBERNSTEIN CAP FUND, INC.

By:	Robert M. Keith*
Robert M. Keith President

Pursuant to the requirements of the Securities Act of l933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

(1)	Principal Executive Officer:

	Robert M. Keith * Robert M. Keith	President and Chief Executive Officer	November 15, 2013

(2)	Principal Financial and Accounting Officer:

	/s/ Joseph J. Mantineo Joseph J. Mantineo	Treasurer and Chief Financial Officer	November 15, 2013

(3)	All of the Directors:

John H. Dobkin* Michael J. Downey* William H. Foulk, Jr.* D. James Guzy* Nancy P. Jacklin* Garry L. Moody* Robert M. Keith* Marshall C. Turner, Jr.* Earl D. Weiner*

*By:	/s/ Stephen J. Laffey Stephen J. Laffey (Attorney-in-fact)		November 15, 2013

Index to Exhibits

Exhibit No.	Description of Exhibits

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase